Other Receivables	12 Months Ended
Dec. 31, 2018
Other Receivables
OTHER RECEIVABLES

12.	OTHER RECEIVABLES

$000	Year ended December 31,
	2018	2017
Group
Other receivables	246	110
Taxation receivable	1,019	1,944
Related party receivable	25	-
Prepayments	42	38
Other current assets	276	292
	1,609	2,384

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.